EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Mar. 31, 2022
EVENTS AFTER THE REPORTING PERIOD
Events After the Reporting Period
16.	EVENTS AFTER THE REPORTING PERIOD

The Company entered into a Second Loan Amendment Agreement dated May 25, 2022, pursuant to which it has agreed to a $100,000 increase to an existing $ 1 million loan (the “Loan”) with the related party lender disclosed at note 9 (the “Lender”). The Loan is unsecured, will bear interest at a rate of 10% per annum and is repayable on or before the earlier of November 26, 2024, the occurrence of a default or on achievement of financing milestones.

In connection with this Loan, Amarc will issue to the Lender a loan bonus in the form of 1,176,470 warrants (the "Bonus Warrants"), each entitling the holder to acquire one common share of Amarc until November 26, 2024 at a price of $0.085 per share. The Bonus Warrants will be subject to a four month hold period commencing from the date of issuance thereof. The Loan and Bonus Warrants are subject to acceptance by the TSX Venture Exchange.

The Loan proceeds are being used to pay the initial option requirement of $100,000 for a five BC mineral claims group option dated May 16, 2022, from an arm’s length optionor. Total additional option payments are a further $900,000 at $100,000 per year, payable on or before May 31 of each year (total option payments are $1,000,000). The property is subject to a 2% NSR royalty, of which 1.5% is capped at $10 million.

On June 15, a separate 6-month facility 12% interest was included in the Loan Amendment, which can be accessed by the Company upon the determination of the Company’s entitlement to near-term receipt of BCMETC.

On July 8, 2022, the Company announced that it had engaged Kin Communications Inc. (“Kin”) to assist with its investor relations activities. Under the terms of the Investor Relations Agreement with Kin, Kin has agreed to assist Amarc with investor relations, including communicating with and marketing to potential investors, shareholders and media contacts for a period of twelve months and on a month-to-month basis thereafter. In consideration for the services, the Company has agreed to pay Kin $12,500 per month for the initial 12-month period. In addition, the Company has granted Kin stock options entitling it to purchase 1,000,000 of the Company’s common shares at a price of $0.11 per share with a five-year term, vesting in three instalments of 33%, 33% and 34%, with the first instalment vesting 90 days after the Effective Date of the Investor Relations Agreement.